UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred E. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2009

The Registrant is filing this Amendment primarily to remove extraneous data included in error as part of the Notes to the Portfolio of Investments on Form N-Q originally made on April 29, 2009. This Form N-Q/A does not materially modify or update the disclosures therein or reflect events occurring after the filing of the original Form N-Q.

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

# John Hancock Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

2.28.2009

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Bonds 46.58%					$335,658,425
(Cost $419,190,718)

Aerospace & Defense 0.28%					2,014,375
Be Aerospa, Inc.,
Sr Note	8.500%	07/01/18	BB+	$1,150	917,125
Vought Aircraft Industries Inc.,
Sr Note	8.000	07/15/11	CCC	1,995	1,097,250

Agricultural Products 0.23%					1,683,484
Bunge Ltd. Finance Corp.,
Gtd Sr Note	5.350	04/15/14	BBB-	2,100	1,683,484

Air Freight & Logistics 0.24%					1,706,018
FedEx Corp.,
Sr Note	7.375	01/15/14	BBB	1,600	1,706,018

Airlines 0.99%					7,149,880
Continental Airlines, Inc.,
Ser 1999-1 Class A	6.545	02/02/19	A-	883	772,667
Ser 2000-2 Class B	8.307	04/02/18	B+	1,216	887,911
Ser 2001-1 Class C	7.033	06/15/11	B+	615	442,809
Delta Airlines, Inc.,
Ser 2007-1 Class A	6.821	08/10/22	A-	2,709	1,909,893
Ser 2002-1 Class G2	6.417	07/02/12	BBB+	2,755	2,148,900
Northwest Airlines, Inc.,
Ser 2007-1 Class A	7.027	11/01/19	BBB+	1,660	987,700

Aluminum 0.34%					2,438,439
Rio Tinto Alcan, Inc.,
Sr Note	6.125	12/15/33	BBB	1,725	1,195,227
CII Carbon, LLC,
Gtd Sr Sub Note (H)(S)	11.125	11/15/15	CCC+	1,835	1,243,212

Asset Management & Custody Banks 0.41%					2,977,135
Northern Trust Co.,
Sub Note	6.500	08/15/18	AA-	920	950,089
Rabobank Capital Fund II,
Perpetual Bond (5.260% To 12-31-13 then variable)
(S)	5.260	12/29/49	AA	4,005	2,027,046

Auto Parts & Equipment 0.35%					2,528,800
Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000	11/01/15	B-	2,500	1,212,500
Exide Technologies,
Sr Sec Note Ser B	10.500	03/15/13	B-	1,690	997,100
Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11/15/14	CCC	2,280	319,200

Brewers 0.45%					3,204,662
Miller Brewing Co.,
Gtd Note (S)	5.500	08/15/13	BBB+	1,580	1,505,715
SABmiller PLC,
Note (S)	6.500	07/15/18	BBB+	1,850	1,698,947

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Broadcasting & Cable TV 0.18%					$1,302,000
Charter Communications Holdings II, LLC,
Gtd Sr Note (H)(S)	10.250%	10/01/13	D	$1,680	1,302,000

Cable & Satellite 1.74%					12,553,608
Comcast Cable Communications Holdings, Inc.,
Sr Note	8.375	03/15/13	BBB+	1,420	1,514,792
Comcast Cable Holdings LLC,
Gtd Sr Note	9.800	02/01/12	BBB+	1,655	1,787,446
Comcast Corp.,
Gtd Note	6.500	01/15/15	BBB+	1,295	1,274,921
Gtd Note	4.950	06/15/16	BBB+	1,470	1,313,911
Cox Communications, Inc.,
Bond (S)	8.375	03/01/39	BBB-	845	812,322
CSC Holdings, Inc.,
Sr Note	7.875	02/15/18	BB	1,690	1,521,000
Time Warner Cable, Inc.,
Gtd Note	8.750	02/14/19	BBB+	1,205	1,286,270
Gtd Sr Note	6.750	07/01/18	BBB+	2,235	2,118,946
XM Satellite Radio Holdings, Inc.,
Gtd Sr Note (S)	13.000	08/01/13	CC	2,100	924,000

Casinos & Gaming 1.23%					8,867,324
Fontainebleau Las Vegas,
Note (S)	11.000	06/15/15	CC	1,825	118,625
Greektown Holdings, LLC,
Sr Note (G)(H)(S)	10.750	12/01/13	D	1,170	105,300
Indianapolis Downs LLC & Capital Corp,
Sr Sec Note (S)	11.000	11/01/12	CCC	1,135	590,200
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06/15/14	B-	1,970	1,053,950
Little Traverse Bay Bands of Odawa Indians,
Sr Note (S)	10.250	02/15/14	B-	2,210	1,016,600
Mashantucket Western Pequot Tribe,
Bond Ser A (S)	8.500	11/15/15	BB-	395	130,350
Mohegan Tribal Gaming Authority,
Sr Sub Note	7.125	08/15/14	CCC+	1,050	315,000
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04/01/10	B	1,525	1,128,500
Gtd Sr Sub Note Ser B	9.000	06/01/12	CCC	1,090	512,300
Seminole Tribe of Florida,
Bond (S)	6.535	10/01/20	BBB	2,260	1,711,724
Turning Stone Resort & Casino Enterprise,
Sr Note (S)	9.125	09/15/14	B+	1,985	1,339,875
Waterford Gaming, LLC,
Sr Note (S)	8.625	09/15/14	B	1,207	844,900

Coal & Consumable Fuels 0.18%					1,286,200
Drummond Co., Inc.,
Sr Note (S)	7.375	02/15/16	BB-	2,180	1,286,200

Commodity Chemicals 0.18%					1,290,650
Sterling Chemicals, Inc.,
Gtd Sr Sec Note	10.250	04/01/15	B-	1,555	1,290,650

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Communications Equipment 0.26%					$1,862,350
Cisco Systems, Inc.,
Note	5.900%	02/15/39	A+	$2,000	1,862,350

Construction Materials 0.21%					1,502,951
CRH America, Inc.,
Gtd. Note	8.125	07/15/18	BBB+	1,930	1,502,951

Consumer Finance 0.97%					6,985,804
American Express Co.,
Sr Note	7.000	03/19/18	A	1,995	1,878,797
American Express Credit Co.,
Sr Note Ser C	7.300	08/20/13	A	2,700	2,678,562
American General Finance Corp.,
Note Ser J	6.900	12/15/17	BB+	1,735	689,855
Nelnet, Inc.,
Note (7.400% To 9-1-11 then variable)	7.400	09/29/36	BB-	2,595	666,090
SLM Corp.,
Sr Note Ser MTN	8.450	06/15/18	BBB-	1,650	1,072,500

Data Processing & Outsourced Services 0.21%					1,540,540
Fiserv, Inc.,
Gtd Sr Note	6.800	11/20/17	BBB	1,690	1,540,540

Department Stores 0.16%					1,183,626
Macy's Retail Holdings, Inc.,
Gtd Note	7.875	07/15/15	BBB-	1,650	1,183,626

Diversified Banks 1.28%					9,247,768
Chuo Mitsui Trust & Banking Co. Ltd.,
Jr Sub Note (5.506% To 4-15-15 then variable) (S)	5.506	12/15/49	A2	2,530	1,197,540
Lloyds Banking Group, PLC,
Note (S)	6.413	12/31/49	A-	2,410	478,583
Mizuho Financial Group, Ltd.,
Note	8.375	12/29/49	Aa3	2,325	2,210,866
Natixis SA,
Sub Bond (10.000% To 4-30-18 then variable) (S)	10.000	04/29/49	BBB+	1,575	607,619
Royal Bank of Scotland Group PLC,
Jr Sub Bond (7.648% to 9-30-31 then variable)	7.648	03/31/49	BB	3,210	866,700
Jr Sub Bond Ser MTN (7.640% to 9-29-17 then
variable)	7.640	08/29/49	BB	1,400	182,000
Silicon Valley Bank,
Sub Note	6.050	06/01/17	BBB	2,335	1,820,511
Wachovia Bank NA,
Sub Note	5.850	02/01/37	AA	1,665	1,324,717
Sub Note Ser BKNT	6.600	01/15/38	AA	635	559,232

Diversified Chemicals 0.43%					3,107,847
EI Du Pont De Nemours & Co.,
Sr Note	5.875	01/15/14	A	2,945	3,107,847

Diversified Financial Services 2.56%					18,447,297
Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06/01/17	BBB	3,200	3,183,200

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Diversified Financial Services (continued)
BVPS II Funding Corp.,
Collateralized Lease Bond	8.890%	06/01/17	BBB	$2,233	$2,288,020
Citigroup, Inc.,
Jr Sub Bond (8.400% to 4-30-18 then variable)	8.400	04/29/49	C	2,855	999,536
Sr Note	6.875	03/05/38	A	1,115	967,637
Sr Note	6.125	05/15/18	A	2,685	2,315,434
ERAC USA Finance Co.,
Gtd Sr Note (S)	6.375	10/15/17	BBB	1,730	1,124,048
General Electric Capital Corp.,
Sr Note	5.625	05/01/18	AAA	1,910	1,636,203
Sr Note Ser MTN	6.875	01/10/39	AA+	2,110	1,707,499
JPMorgan Chase & Co.,
Jr Sub Note Ser 1 (7.900% to 4-30-18 then variable)	7.900	04/26/49	BBB+	2,470	1,703,954
SMFG Preferred Capital,
Sub Bond (6.078% to 1-25-17 then variable) (S)	6.078	01/01/49	BBB+	2,215	1,325,766
Sovereign Capital Trust VI,
Gtd Note	7.908	06/13/36	BBB+	1,840	1,196,000

Diversified Metals & Mining 0.14%					1,011,500
Vedanta Resources, PLC,
Note (S)	8.750	01/15/14	BB	1,445	1,011,500

Drug Retail 0.52%					3,742,812
CVS Caremark Corp.,
Jr Sub Bond (6.302% to 6-1-12 then variable)	6.302	06/01/37	BBB-	3,635	2,235,525
Sr Note	5.750	06/01/17	BBB+	1,545	1,507,287

Electric Utilities 3.34%					24,060,850
Commonwealth Edison Co.,
Sec Bond	5.800	03/15/18	BBB+	2,995	2,844,972
Connecticut Light & Power Co.,
Note Ser 09-A	5.500	02/01/19	BBB+	870	867,128
Duke Energy Corp.,
Sr Note	6.300	02/01/14	BBB+	1,465	1,521,993
FPL Group Capital, Inc.,
Gtd Note	7.875	12/15/15	A-	980	1,107,588
Indiantown Cogeneration LP,
1st Mtg Note Ser A-9	9.260	12/15/10	BB+	696	641,661
Israel Electric Corp., Ltd.,
Sec Note (S)	7.250	01/15/19	BBB+	2,395	2,288,904
ITC Holdings Corp.,
Sr Note (S)	5.875	09/30/16	BBB-	595	554,710
Midwest Generation LLC,
Note Ser B	8.560	01/02/16	BB+	2,809	2,773,989
Monongahela Power Co.,
Note (S)	7.950	12/15/13	BBB+	2,705	2,893,733
Nevada Power Co.,
Mtg Note Ser L	5.875	01/15/15	BBB	1,725	1,605,899
Oncor Electric Delivery Co.,
Sr Sec Note	6.375	05/01/12	BBB+	3,470	3,468,546
PNPP II Funding Corp.,
Deb	9.120	05/30/16	BBB	173	182,104
Texas Competitive Electric Holdings Co. LLC,
Gtd Sr Note	10.250	11/01/15	CCC	2,505	1,265,025

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Electric Utilities (continued)
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090%	01/02/17	BBB	$2,096	$2,044,598

Electrical Components & Equipment 0.03%					214,200
GrafTech Finance, Inc.,
Gtd Sr Note	10.250	02/15/12	BB	238	214,200

Electronic Manufacturing Services 0.32%					2,309,059
Tyco Electronics Group SA,
Gtd Note	6.000	10/01/12	BBB-	1,790	1,577,700
Gtd Sr Note	6.550	10/01/17	BBB-	970	731,359

Environmental & Facilities Services 0.09%					630,500
Blaze Recycling & Metals LLC,
Sr Sec Note (G)(S)	10.875	07/15/12	B	970	630,500

Fertilizers & Agricultural Chemicals 0.24%					1,708,800
Mosaic Co.,
Sr Note (S)	7.625	12/01/16	BBB-	1,780	1,708,800

Gas Utilities 0.23%					1,652,946
DCP Midstream LLC (S)	9.750	03/15/19	BBB	1,705	1,652,946

Health Care Equipment 0.19%					1,339,405
Covidien International Finance SA,
Gtd Sr Note	6.000	10/15/17	A-	1,330	1,339,405

Health Care Facilities 0.18%					1,329,481
Community Health Systems, Inc.,
Gtd Sr Sub Note	8.875	07/15/15	B	1,405	1,329,481

Health Care Services 0.51%					3,705,494
Medco Health Solutions, Inc.,
Sr Note	7.250	08/15/13	BBB	3,615	3,705,494

Home Improvement Retail 0.14%					1,007,356
Home Depot, Inc.,
Sr Note	5.875	12/16/36	BBB+	1,385	1,007,356

Hotels, Resorts & Cruise Lines 0.19%					1,398,300
Starwood Hotels & Resorts Worldwide, Inc.,
Sr Note	6.250	02/15/13	BB+	1,770	1,398,300

Household Products 0.15%					1,072,675
Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02/15/15	B-	2,005	1,072,675

Independent Power Producers & Energy Traders 0.84%					6,055,698
AES Eastern Energy LP,
Ser 1999-A	9.000	01/02/17	BB+	3,236	3,009,764
Constellation Energy Group, Inc.,
Sr Note	4.550	06/15/15	BBB	1,775	1,435,734
IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11/14/11	BB	1,660	1,610,200

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Industrial Machinery 0.29%					$2,069,417
Ingersoll-rand Global Holding Co., Ltd.,
Gtd Note	6.875%	08/15/18	BBB+	$2,240	2,069,417

Industrial REIT's 0.18%					1,285,781
ProLogis,
Sr Sec Note	6.625	05/15/18	BBB-	2,285	1,285,781

Integrated Oil & Gas 1.27%					9,155,690
ConocoPhillips,
Gtd Note	6.500	02/01/39	A	3,335	3,232,365
Hess Corp.,
Sr Note	8.125	02/15/19	BBB-	1,460	1,488,136
Marathon Oil Corp.,
Sr Note	7.500	02/15/19	BBB+	830	806,266
Petro-Canada,
Sr Note	6.050	05/15/18	BBB	1,460	1,203,496
Shell International Finance BV,
Gtd Note	6.375	12/15/38	AA+	2,330	2,425,427

Integrated Telecommunication Services 2.45%					17,631,978
AT&T Inc.,
Sr Note	6.700	11/15/13	A	4,040	4,274,470
Sr Note	6.400	05/15/38	A	1,840	1,674,685
Cincinnati Bell, Inc.,
Sr Sub Note	8.375	01/15/14	B-	1,950	1,784,250
Citizens Communications Co.,
Sr Note	6.250	01/15/13	BB	1,540	1,401,400
Qwest Corp.,
Sr Note	7.875	09/01/11	BBB-	1,620	1,595,700
Telecom Italia Capital,
Gtd Sr Note	7.721	06/04/38	BBB	2,550	2,195,073
Verizon Communications, Inc.,
Sr Bond	6.900	04/15/38	A	1,430	1,421,855
Verizon Wireless Capital,
Sr Note (S)	7.375	11/15/13	A	1,470	1,559,745
West Corp.,
Gtd Sr Sub Note	11.000	10/15/16	B-	2,695	1,724,800

Investment Banking & Brokerage 2.19%					15,750,827
Bear Stearns Cos., Inc.,
Sr Note	7.250	02/01/18	A+	1,950	2,022,230
Goldman Sachs Group, Inc.,
Jr Sub Note	6.750	10/01/37	A-	1,830	1,301,190
Note	7.500	02/15/19	A	2,030	2,010,601
Sr Note	5.125	01/15/15	A	3,045	2,723,244
Jefferies Group, Inc.,
Sr Note	6.450	06/08/27	BBB	1,115	658,272
Merrill Lynch & Co., Inc.,
Jr Sub Bond	7.750	05/14/38	A	1,770	1,244,523
Sr Note Ser	6.875	04/25/18	A+	3,375	2,808,182
Morgan Stanley,
Sr Note Ser F	6.625	04/01/18	A	3,230	2,982,585

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Leisure Facilities 0.25%					$1,780,000
AMC Entertainment, Inc.,
Sr Sub Note	8.000%	03/01/14	CCC+	$2,225	1,780,000

Life & Health Insurance 0.49%					3,523,074
Lincoln National Corp.,
Jr Sub Bond (6.050% to 4-20-17 then variable)	6.050	04/20/67	BBB	915	347,700
Prudential Financial, Inc.,
Sr Note Ser D	5.150	01/15/13	A	2,700	2,415,571
Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17 then variable) (S)	8.300	10/15/37	BB+	1,660	759,803

Managed Health Care 0.31%					2,261,955
Humana, Inc.,
Sr Note	8.150	06/15/38	BBB	2,775	2,261,955

Marine 0.34%					2,422,400
CMA CGM SA,
Sr Note (S)	7.250	02/01/13	BB-	2,690	1,237,400
Navios Maritime Holdings, Inc.,
Sr Note	9.500	12/15/14	B+	1,975	1,185,000

Meat, Poultry & Fish 0.04%					305,250
Independencia International Ltd.,
Gtd Sr Bond (H)(S)	9.875	01/31/17	D	1,415	212,250
Gtd. Sr Note (H)(S)	9.875	05/15/15	D	620	93,000

Metal & Glass Containers 0.24%					1,725,000
BWAY Corp.,
Gtd Sr Sub Note	10.000	10/15/10	B-	1,840	1,725,000

Movies & Entertainment 0.63%					4,571,134
Cinemark, Inc.,
Sr Disc Note (zero To 3-15-09, then 9.750%)	Zero	03/15/14	CCC+	920	841,800
News America Holdings, Inc.,
Gtd Sr Deb	8.250	08/10/18	BBB+	2,165	2,072,180
Time Warner Entertainment Co., LP.,
Sr Deb	8.375	03/15/23	BBB+	1,705	1,657,154

Multi-Line Insurance 0.93%					6,727,090
AXA SA,
Sub Note (6.379% to 12-14-36 then variable) (S)	6.379	12/14/49	BBB+	1,170	450,013
Genworth Financial, Inc.,
Jr Sub Note (6.150% to 11-15-16 then variable)	6.150	11/15/66	BB+	1,640	277,239
Horace Mann Educators Corp.,
Sr Note	6.850	04/15/16	BBB	1,425	1,137,215
Liberty Mutual Group, Inc.,
Gtd Bond (S)	7.800	03/15/37	BB	2,635	1,054,000
Bond (S)	7.500	08/15/36	BBB-	3,070	1,899,624
Bond (S)	7.300	06/15/14	BBB-	2,330	1,908,999

Multi-Media 0.22%					1,585,887
News America, Inc.,
Note (S)	6.900	03/01/19	BBB+	1,675	1,585,887

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Multi-Utilities 0.89%					$6,412,394
Dynegy-Roseton Danskamme,
Ser B	7.670%	11/08/16	B	$2,090	1,567,500
Salton Sea Funding Corp.,
Sr Sec Bond Ser F	7.475	11/30/18	BBB-	1,265	1,328,520
Sempra Energy,
Sr Bond	8.900	11/15/13	BBB+	1,465	1,590,605
TECO Finance Inc.,
Gtd Sr Note	7.000	05/01/12	BB+	1,166	1,103,336
Gtd Sr Note	6.572	11/01/17	BB+	994	822,433

Office Electronics 0.26%					1,873,400
Xerox Corp.,
Sr Note	6.750	02/01/17	BBB	2,204	1,873,400

Office REIT's 0.09%					680,935
HRPT Properties Trust,
Sr Note	6.650	01/15/18	BBB	1,070	680,935

Oil & Gas Drilling 0.23%					1,680,851
Delek & Avner Yam Tethys Ltd.,
Sr Sec Note (S)	5.326	08/01/13	BBB-	977	913,547
Nabors Industries, Inc.,
Gtd Note (S)	9.250	01/15/19	BBB+	835	767,304

Oil & Gas Equipment & Services 0.20%					1,450,117
Allis-Chalmers Energy, Inc.,
Sr Note	8.500	03/01/17	B	1,270	546,100
Weatherford International, Ltd.,
Gtd Note	9.625	03/01/19	BBB+	885	904,017

Oil & Gas Exploration & Production 0.97%					6,956,122
Devon Energy Corp.,
Note	5.625	01/15/14	BBB+	2,620	2,640,229
McMoran Exploration Co.,
Gtd Sr Note	11.875	11/15/14	B	1,230	894,825
Nexen, Inc.,
Sr Note	5.875	03/10/35	BBB-	1,500	1,022,502
XTO Energy Inc,
Sr Note	5.900	08/01/12	BBB	2,420	2,398,566

Oil & Gas Storage & Transportation 3.20%					23,032,072
Buckeye Parterns LP,
Sr Note	5.125	07/01/17	BBB	1,260	1,016,882
Energy Transfer Partners LP,
Sr Note	9.700	03/15/19	BBB-	1,445	1,538,762
Enterprise Products Operating LLP,
Gtd Jr Sub Note (7.034% to 1-15-18 then variable)	7.034	01/15/68	BB	2,130	1,373,850
Gtd Sr Note, Ser B	5.600	10/15/14	BBB-	2,760	2,562,823
Kinder Morgan Energy Partners LP,
Sr Bond	7.750	03/15/32	BBB	840	819,746
Sr Note	9.000	02/01/19	BBB	2,190	2,362,968
Sr Note	5.125	11/15/14	BBB	980	923,711
Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07/15/16	B+	1,835	1,321,200

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Oil & Gas Storage & Transportation (continued)
NGPL PipeCo LLC,
Sr Note (S)	7.119%	12/15/17	BBB-	$2,150	$1,994,372
ONEOK Partners LP,
Gtd Sr Note	6.150	10/01/16	BBB	3,020	2,684,406
Sr Note	8.625	03/01/19	BBB	1,455	1,446,546
Plains All American Pipeline LP,
Sr Note	6.500	05/01/18	BBB-	1,290	1,117,544
Southern Union Co.,
Jr Sub Note, Ser A (P)	7.200	11/01/66	BB	2,165	1,082,500
Spectra Energy Capital LLC,
Gtd Sr Note	6.200	04/15/18	BBB	1,440	1,305,688
TEPPCO Partners LP,
Gtd Jr Sub Note (7.00% to 6-1-17 then variable)	7.000	06/01/67	BB	2,640	1,481,074

Packaged Foods & Meats 1.55%					11,130,691
ASG Consolidated LLC,
Sr Disc Note	11.500	11/01/11	B+	2,200	1,870,000
General Mills, Inc.,
Sr Note	5.200	03/17/15	BBB+	665	667,862
Kraft Foods, Inc.,
Sr Bond	6.125	02/01/18	BBB+	3,280	3,258,703
Sr Note	6.875	01/26/39	BBB+	1,360	1,352,181
Sr Note	6.000	02/11/13	BBB+	2,905	3,028,326
Minerva Overseas Ltd.,
Gtd Note (S)	9.500	02/01/17	B	1,535	953,619

Paper Packaging 0.04%					302,500
U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06/01/13	B	605	302,500

Paper Products 0.28%					2,012,217
International Paper Co.,
Sr Note	7.950	06/15/18	BBB	1,745	1,376,592
Verso Paper Holdings LLC,
Gtd Sr Note Ser B	9.125	08/01/14	B+	1,695	635,625

Pharmaceuticals 0.47%					3,350,537
Roche Holdings, Inc.,
Gtd Note (S)	5.000	03/01/14	AA-	2,355	2,381,738
Wyeth,
Sr Sub Note	5.500	03/15/13	A+	925	968,799

Property & Casualty Insurance 0.46%					3,330,654
Chubb Corp.,
Sr Note	5.750	05/15/18	A+	990	952,078
Progressive Corp.,
Jr Sub Deb (6.700% to 6-1-17 then variable)	6.700	06/15/37	A-	1,225	665,628
QBE Insurance Group, Ltd.,
Sr Note (S)	9.750	03/14/14	A-	1,739	1,712,948

Publishing 0.02%					153,525
Idearc, Inc.,
Gtd Sr Note (H)	8.000	11/15/16	D	2,405	36,075
R.H. Donnelley Corp.,
Sr Note	8.875	10/15/17	CCC-	2,610	117,450

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Railroads 0.34%					$2,459,714
CSX Corp.,
Sr Note	5.500%	08/01/13	BBB-	$2,625	2,459,714

Retail REIT's 0.30%					2,162,853
Simon Property Group LP,
Sr Note	5.625	08/15/14	A-	2,520	2,162,853

Soft Drinks 0.27%					1,969,357
Coca-Cola Enterprises, Inc.,
Note	7.375	03/03/14	A	1,750	1,969,357

Specialized Consumer Services 0.15%					1,099,350
Sotheby's,
Sr Note (S)	7.750	06/15/15	BBB-	1,745	1,099,350

Specialized Finance 1.93%					13,873,663
American Honda Finance Corp.,
Note (S)	7.625	10/01/18	A+	2,750	2,597,403
Astoria Depositor Corp.,
Pass Thru Ctf Ser B (S)	8.144	05/01/21	BB	3,590	2,877,609
Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	3.034	02/15/12	Baa2	1,995	1,709,924
CIT Group, Inc.,
Sr Note	5.650	02/13/17	BBB+	660	367,473
Sr Note	5.000	02/13/14	BBB+	445	246,704
Sr Note Ser MTN	5.125	09/30/14	BBB+	575	341,070
CME Group, Inc.,
Sr Note	5.750	02/15/14	AA	2,025	2,052,278
ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12/30/11	BB	2,664	2,590,202
HRP Myrtle Beach Operations, LLC,
Note (H)(P) (S)	Zero	04/01/12	D	1,075	10,750
USB Realty Corp.,
Perpetual Bond (6.091% to 1-15-12 then variable)
(S)	6.091	12/22/49	A	2,900	1,080,250

Specialized REIT's 0.79%					5,663,104
Health Care REIT, Inc.,
Sr Note	6.200	06/01/16	BBB-	1,835	1,420,758
Healthcare Realty Trust, Inc.,
Sr Note	8.125	05/01/11	BBB-	1,340	1,239,580
Nationwide Health Properties, Inc.,
Note	6.500	07/15/11	BBB-	1,745	1,579,794
Plum Creek Timberlands LP,
Gtd Note	5.875	11/15/15	BBB-	1,740	1,422,972

Specialty Chemicals 0.63%					4,550,700
American Pacific Corp.,
Gtd Sr Note	9.000	02/01/15	B+	2,160	1,814,400
Ecolab, Inc.,
Sr Note	4.875	02/15/15	A	1,905	1,887,000
Momentive Performance,
Gtd Sr Note	9.750	12/01/14	B-	2,235	849,300

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Specialty Stores 0.27%					$1,961,940
Staples, Inc.,
Sr Note	9.750%	01/15/14	BBB	$1,870	1,961,940

Steel 0.30%					2,147,931
Allegheny Technologies, Inc.,
Sr Note	8.375	12/15/11	BBB-	1,180	1,125,861
Commercial Metals Co.,
Sr Note	7.350	08/15/18	BBB	1,295	1,022,070

Tobacco 1.61%					11,625,661
Alliance One International, Inc.,
Gtd Sr Note	8.500	05/15/12	B+	890	769,850
Altria Group, Inc.,
Gtd Sr Note	9.950	11/10/38	BBB	2,900	2,896,436
Gtd Sr Note	8.500	11/10/13	BBB	3,405	3,674,254
Philip Morris International, Inc.,
Note	5.650	05/16/18	A	2,905	2,819,654
Reynolds American, Inc.,
Sr Sec Note	7.250	06/01/13	BBB	1,535	1,465,467

Trading Companies & Distributors 0.14%					983,200
United Rentals North America, Inc.,
Gtd Sr Note	7.750	11/15/13	B	485	276,450
Gtd Sr Note	7.000	02/15/14	B	1,285	706,750

Wireless Telecommunication Services 1.37%					9,879,620
America Movil SAB de CV,
Sr Sec Note	5.750	01/15/15	BBB+	1,595	1,524,820
Crown Castle Towers LLC,
Ser 2006-1A Class F (S)	6.650	11/15/36	Ba1	5,065	4,068,033
Digicel Group Ltd.,
Sr Note (S)	8.875	01/15/15	Caa1	2,115	1,575,675
Nextel Communications, Inc.,
Sr Gtd Note Ser E	6.875	10/31/13	BB	2,365	1,123,375
Rogers Cable, Inc.,
Sr Sec Note	6.750	03/15/15	BBB-	1,595	1,587,717

	Credit
Issuer, description	rating (A)	Shares	Value

Preferred Stocks 0.52%			$3,728,992
(Cost $6,474,547)

Agricultural Products 0.22%			1,583,906
Ocean Spray Cranberries, Inc. , 6.250% Ser A (S)	BBB-	23,250	1,583,906

Diversified Financial Services 0.11%			788,336
Bank of America Corp. , 8.625%	BBB	100,425	788,336

Wireless Telecommunication Services 0.19%			1,356,750
Telephone & Data Systems, Inc. , 7.600%	BBB-	81,000	1,356,750

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Tranche Loans 0.05%					$387,500
(Cost $767,250)

Hotels, Resorts & Cruise Lines 0.05%					387,500
East Valley Tourist Development Authority,
Trance 8-6-12	7.000%	08/06/12	B-	775	387,500

U.S. Government & agency securities 34.08%					$245,627,110
(Cost $240,144,032)

U.S. Government 2.00%					14,448,181
United States Treasury,
Bond	4.500	05/15/38	AAA	3,945	4,478,806
Note	2.750	02/15/19	AAA	10,225	9,969,375

U.S. Government Agency 32.08%					231,178,929
Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	11.250	01/01/16	AAA	28	31,457
30 Yr Pass Thru Ctf	6.000	08/15/32	AAA	2,330	2,420,371
30 Yr Pass Thru Ctf	6.000	08/01/38	AAA	6,260	6,488,357
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	1,598	1,638,378
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	4,159	4,263,616
30 Yr Pass Thru Ctf	5.000	07/01/35	AAA	8,210	8,363,023
30 Yr Pass Thru Ctf	5.000	09/01/35	AAA	987	1,004,495
Federal National Mortgage Assn.,
30 Yr Pass Thru Ctf	6.000	01/01/38	AAA	21,535	22,282,007
30 Yr Pass Thru Ctf	5.500	05/01/35	AAA	21,009	21,596,914
30 Yr Pass Thru Ctf	5.500	01/01/36	AAA	4,231	4,343,883
30 Yr Pass Thru Ctf	5.500	02/01/37	AAA	15,294	15,683,500
30 Yr Pass Thru Ctf	5.500	04/01/37	AAA	15,196	15,583,349
30 Yr Pass Thru Ctf	5.500	05/01/37	AAA	4,522	4,636,881
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	10,603	10,879,690
30 Yr Pass Thru Ctf	5.500	06/01/37	AAA	2,523	2,589,131
30 Yr Pass Thru Ctf	5.500	09/01/37	AAA	16,840	17,268,634
30 Yr Pass Thru Ctf	5.500	12/01/37	AAA	8,573	8,791,248
30 Yr Pass Thru Ctf	5.500	06/01/38	AAA	8,683	8,903,822
30 Yr Pass Thru Ctf	5.500	07/01/38	AAA	4,556	4,671,549
30 Yr Pass Thru Ctf (P)	5.400	12/01/38	AAA	3,401	3,512,297
30 Yr Pass Thru Ctf (P)	5.363	12/01/38	AAA	4,787	4,951,241
30 Yr Pass Thru Ctf	5.000	11/01/33	AAA	4,348	4,440,518
30 Yr Pass Thru Ctf	5.000	03/01/38	AAA	16,101	16,393,620
30 Yr Pass Thru Ctf	5.000	03/01/38	AAA	9,980	10,161,690
30 Yr Pass Thru Ctf	5.000	05/01/38	AAA	20,688	21,063,728
30 Yr Pass Thru Ctf (P)	4.950	12/01/38	AAA	4,265	4,361,779
STRIPS	Zero	02/01/15	Aaa	2,020	1,627,552
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.500	01/15/16	AAA	10	11,487
30 Yr Pass Thru Ctf	10.000	06/15/20	AAA	24	27,820
30 Yr Pass Thru Ctf	10.000	11/15/20	AAA	10	11,927
SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11/15/35	Baa2	850	739,500
Sub Bond Ser 2005-1A Class E (S)	6.706	11/15/35	Baa3	795	671,775
Sub Bond Ser 2006-1A Class H (S)	7.389	11/15/36	Ba3	1,373	1,070,940
Sub Bond Ser 2006-1A Class J (S)	7.825	11/15/36	B1	850	692,750

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

Issuer, description	Interest	Maturity	Credit	Par value
	rate	date	rating (A)	(000)	Value

Collateralized mortgage obligations 15.89%					$114,489,489
(Cost $183,278,349)

Collateralized mortgage obligations 15.89%					114,489,489
American Home Mortgage Assets,
Ser 2006-6 Class A1A (P)	0.712%	12/25/46	AAA	$2,724	994,809
Ser 2006-6 Class XP IO	2.487	12/25/46	BBB	37,947	1,150,269
Ser 2007-5 Class XP IO	2.815	06/25/47	AAA	36,613	1,842,112
American Home Mortgage Investment Trust,
Ser 2007-1 Class GIOP IO	2.078	05/25/47	AAA	29,596	1,535,292
American Tower Trust,
Ser 2007-1A Class D (S)	5.957	04/15/37	BBB	3,175	2,678,789
Banc of America Commercial Mortgage, Inc.,
Ser 2005-6 Class A4 (P)	5.180	09/10/47	AAA	2,965	2,191,972
Ser 2006-2 Class A3 (P)	5.711	05/10/45	AAA	5,400	3,960,331
Ser 2006-3 Class A4 (P)	5.889	07/10/44	AAA	5,260	2,885,637
Ser 2006-4 Class A3A	5.600	07/10/46	AAA	4,245	3,041,046
Banc of America Funding Corp.,
Ser 2006-B Class 6A1 (P)	5.886	03/20/36	A	3,464	1,931,369
Ser 2007-E Class 4A1 (P)	5.830	07/20/47	AAA	1,931	1,353,294
Bear Stearns Alt-A Trust,
Ser 2005-3 Class B2 (P)	5.307	04/25/35	AA+	1,165	197,153
Bear Stearns Commercial Mortgage Securities, Inc.,
Ser 2006-PW14 Class D (S)	5.412	12/11/38	A	2,480	310,474
Bear Stearns Mortgage Funding Trust,
Ser 2006-AR1 2A1 (P)	0.694	08/25/36	AAA	1,888	714,779
Chaseflex Trust,
Ser 2005-2 Class 4A1	5.000	05/25/20	A	2,659	2,334,805
Citigroup Commercial Mortgage Trust,
Ser 2006-C4 Class A3 (P)	5.726	03/15/49	AAA	3,350	2,266,526
Citigroup Mortgage Loan Trust, Inc.,
Ser 2005-10 Class 1A5A (P)	5.833	12/25/35	AAA	2,554	1,293,276
Ser 2005-5 Class 2A3	5.000	08/25/35	AAA	1,518	1,257,232
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Ser 2005-CD1 Class C (P)	5.225	07/15/44	AA	1,030	318,918
ContiMortgage Home Equity Loan Trust,
Ser 1995-2 Class A-5	8.100	08/15/25	CCC	274	233,907
Countrywide Alternative Loan Trust,
Ser 2005-59 Class 2X IO	3.188	11/20/35	AAA	31,007	896,300
Ser 2006-0A3 Class X IO	3.197	05/25/36	AAA	16,109	541,166
Ser 2006-11CB Class 3A1	6.500	05/25/36	Caa2	3,461	1,891,600
Ser 2007-25 Class 1A2	6.500	11/25/37	AAA	5,240	3,121,216
Crown Castle Towers LLC,
Ser 2005-1A Class D (S)	5.612	06/15/35	Baa2	3,455	3,144,050
Ser 2006-1A Class E (S)	6.065	11/15/36	Baa3	2,900	2,508,500
DB Master Finance LLC,
Ser 2006-1 Class A2 (S)	5.779	06/20/31	A	4,605	3,303,765
Ser 2006-1 Class M1 (S)	8.285%	06/20/31	BB	1,065	691,579
Dominos Pizza Master Issuer LLC,
Ser 2007-1- M1 (S)	7.629	04/25/37	BB	3,215	1,286,000
DSLA Mortgage Loan Trust,
Ser 2005-AR5 Class X2 IO	0.151	08/19/45	AAA	33,000	763,124
First Horizon Alternative Mortgage Securities,
Ser 2004-AA5 Class B1 (P)	5.214	12/25/34	AA	1,186	126,462
Ser 2006-RE1 Class A1	5.500	05/25/35	AAA	3,446	2,323,975

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized mortgage obligations (continued)
Global Signal Trust,
Sub Bond Ser 2004-2A Class D (S)	5.093%	12/15/14	Baa2	$1,425	$1,375,125
Sub Bond Ser 2006-1 Class E (S)	6.495	02/15/36	Baa3	1,850	1,631,974
Global Tower Partners Acquisition Partners LLC,
Ser 2007-1A Class F (S)	7.050	05/15/37	BB	780	599,245
GMAC Commercial Mortgage Securities, Inc.,
Ser 2003-C2 Class B (P)	5.502	05/10/40	AAA	7,495	5,598,012
GMAC Mortgage Corp. Loan Trust,
Ser 2006-AR1 Class 2A1 (P)	5.631	04/19/36	A	2,236	1,482,430
Greenpoint Mortgage Funding Trust,
Ser 2005-AR1 Class A3 (P)	0.754	06/25/45	AAA	624	162,496
Ser 2005-AR4 Class 4A2 (P)	0.834	10/25/45	AAA	2,795	785,246
Ser 2006-AR1 Class A2A (P)	0.844	02/25/36	AAA	4,539	1,698,550
Greenwich Capital Commercial Funding Corp.,
Ser 2007-GG9 Class C (P)	5.554	03/10/39	AA	1,810	234,100
Ser 2007-GG9 Class F (P)	5.633	03/10/39	A	995	51,970
GSR Mortgage Loan Trust,
Ser 2004-9 Class B1 (P)	4.585	08/25/34	AA	1,700	626,191
Ser 2006-AR1 Class 3A1 (P)	5.366	01/25/36	AAA	4,934	2,944,210
Harborview Mortgage Loan Trust,
Ser 2005-16 Class 2A1B (P)	0.796	01/19/36	AAA	1,584	459,275
Ser 2005-8 Class 1X IO	3.806	09/19/35	AAA	26,013	438,964
Ser 2006-SB1 Class A1A (P)	2.673	12/19/36	AAA	3,289	1,027,248
Ser 2007-3 Class ES IO	0.350	05/19/47	AAA	66,008	371,295
Ser 2007-4 Class ES IO	0.350	07/19/47	AAA	66,746	396,302
Ser 2007-6 Class ES IO (S)	0.342	08/19/37	BB	47,930	269,605
Indymac Index Mortgage Loan Trust,
Ser 2004-AR13 Class B1	5.296	01/25/35	AA	1,168	238,127
Ser 2005-AR18 Class 1X IO	3.914	10/25/36	AAA	42,989	687,828
Ser 2005-AR18 Class 2X IO	3.593	10/25/36	AAA	74,507	1,028,195
Ser 2005-AR5 Class B1 (P)	5.288	05/25/35	AA	1,645	146,952
JPMorgan Chase Commercial Mortgage Security, Corp.,
Ser 2005-LDP3 Class A4B (P)	4.996	08/15/42	AAA	3,635	2,341,545
Ser 2005-LDP4, Class B (P)	5.129	10/15/42	Aa2	1,646	506,152
Ser 2006-LDP7 Class A4 (P)	5.875	04/15/45	AAA	3,345	2,304,532
JPMorgan Mortgage Trust,
Ser 2005-S2 Class 2A16	6.500	09/25/35	AAA	2,269	1,464,833
Ser 2005-S3 Class 2A2	5.500	01/25/21	AAA	3,036	2,539,387
Ser 2006-A7 Class 2A5 (P)	5.798	01/25/37	Caa1	4,075	1,188,851
LB-UBS Commercial Mortgage Trust,
Ser 2006-C4 Class A4 (P)	5.882	06/15/38	AAA	3,950	2,752,604
Master Adjustable Rate Mortgages Trust,
Ser 2006-2 Class 4A1 (P)	4.983	02/25/36	AAA	3,689	2,679,792
Merrill Lynch/Countrywide Commercial Mtg. Trust,
Ser 2006-2 Class A4 (P)	5.909	06/12/46	AAA	4,535	3,130,040
MLCC Mortgage Investors, Inc.,
Ser 2007-3 Class M1 (P)	5.935	09/25/37	AA	1,565	252,210
Ser 2007-3 Class M2 (P)	5.935	09/25/37	A	585	99,475
Ser 2007-3 Class M3 (P)	5.935	09/25/37	BBB	375	48,460
Morgan Stanley Capital I,
Ser 2005-HQ7 Class A4 (P)	5.208	11/14/42	AAA	3,065	2,291,090
Ser 2005-IQ10 Class A4A (P)	5.230	09/15/42	AAA	2,680	2,038,847
Ser 2006-IQ12 Class E (P)	5.538	12/15/43	A+	2,430	301,221

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value

Collateralized mortgage obligations (continued)
Provident Funding Mortgage Loan Trust,
Ser 2005-1 Class B1 (P)	4.703	05/25/35	AA	$1,581	$246,393
Residential Accredit Loans, Inc.,
Ser 2005-QA12 Class NB5 (P)	5.954	12/25/35	AAA	2,303	1,288,277
Ser 2007-QS10 Class A1	6.500	09/25/37	B+	3,407	2,029,429
Ser 2007-QS11 Class A1	7.000	10/25/37	B+	2,842	1,579,133
Residential Asset Securitization Trust,
Ser 2006-A7CB Class 2A1	6.500	07/25/36	B	3,822	2,085,466
Structured Asset Securities Corp.,
Ser 2003-6A Class B1 (P)	5.196	03/25/33	AA	2,472	744,622
Washington Mutual, Inc.,
Ser 2005-6 Class 1CB	6.500	08/25/35	AAA	1,474	1,025,416
Ser 2005-AR13 Class B1 (P)	1.074	10/25/45	AA+	4,065	609,767
Ser 2005-AR19 Class A1B3 (P)	0.824	12/25/45	AAA	1,134	303,919
Ser 2005-AR19 Class B1 (P)	1.174	12/25/45	AA+	2,368	355,189
Ser 2005-AR4 Class 1A1B (P)	2.763	05/25/46	AAA	2,876	603,893
Ser 2005-AR6 Class B1 (P)	1.074	04/25/45	AA+	4,563	228,174
Ser 2007-0A4 Class XPPP IO	1.156	04/25/47	Ca	68,628	514,711
Ser 2007-0A5 Class 1XPP IO	1.221	06/25/47	Caa3	161,296	1,360,936
Ser 2007-0A6 Class 1XPP IO	1.166	07/25/47	Caa3	94,034	764,023
Wells Fargo Mortgage Backed Securites Trust,
Ser 2006-AR15 Class A3 (P)	5.658	10/25/36	Baa1	4,436	1,468,035

Asset backed securities 0.69%					$4,954,626
(Cost $11,808,564)

Asset backed securities 0.69%					4,954,626
Lehman XS Trust,
Ser 2005-5N Class 3A2 (P)	0.834	11/25/35	AAA	3,253	805,883
Ser 2005-7N Class 1A1B (P)	0.774	12/25/35	AAA	2,299	489,618
Ser 2006-2N Class 1A2 (P)	0.814	02/25/46	AAA	7,175	1,534,094
Renaissance Home Equity Loan Trust,
Ser 2005-2 Class AF3	4.499	08/25/35	AAA	1,086	957,312
Ser 2005-2 Class AF4	4.934	08/25/35	AAA	2,365	1,167,719

Issuer				Shares	Value

Warrants 0.00%					$6,496
(Cost $0)

Gold 0.00%					6,496
New Gold, Inc.
				21	6,496

Short-term investments 1.30%					$9,399,969
(Cost $9,399,969)

U.S. Government Agency 1.30%					9,399,969
Federal Home Loan Bank,
Discount Note	0.040	03/02/09	AAA	9,400	9,399,969

John Hancock Bond Fund
Securities owned by the Fund on
February 28, 2009 (Unaudited)

Total investments (Cost $871,063,429) † 99.11%	$714,252,607

Other assets and liabilities, net 0.89%	$6,398,367

Total net assets 100.00%	$720,650,974

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

Gtd Guaranteed

IO Interest only (carries notional principal amount)

MTN Medium-Term Note

REIT Real Estate Investment Trust

SBA Small Business Administration

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $90,405,385 or 12.54% of the net assets of the Fund as of February 28, 2009.

(†) At February 28, 2009, the aggregate cost of investment securities for federal income tax purposes was $871,089,978. Net unrealized depreciation aggregated $156,837,371, of which $17,245,253 related to appreciated investment securities and $174,082,624 related to depreciated investment securities.

Notes to portfolio of investments (unaudited)

Security valuation

Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 – Quoted Prices	$2,151,582	$233,296
Level 2 – Other Significant Observable Inputs	690,102,807	(1,694,496)
Level 3 – Significant Unobservable Inputs	21,998,218	-
Total	$714,252,607	($1,461,200)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANACIAL
	SECURITIES	INSTRUMENTS
Balance as of May 31, 2008	$32,387,014	-
Accrued discounts/premiums	58,695	-
Realized gain (loss)	490,242	-
Change in unrealized appreciation (depreciation)	(6,913,205)	-
Net purchases (sales)	(10,549,748)	-
Transfers in and/or out of Level 3	6,525,220	-
Balance as of February 28, 2009	$21,998,218	-

Futures

The Fund may purchase and sell financial futures contracts, including index futures, and options on these contracts. A future is a contractual agreement to buy or sell a particular commodity or financial instrument at a pre-determined price in the future. A Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund due to anticipated interest rate, currency or market changes. In addition, the Fund will use futures contracts for duration management or to gain exposure to a securities market.

An index futures contract (index future) is a contract to buy a certain number of units of the relevant index at a fixed price and specific future date. A Fund may invest in index futures, in connection with its investments, while the Fund is seeing favorable terms from brokers to effect further transactions. In addition, a Fund may invest in index futures in order to maintain the diversity and liquidity of the Fund without incurring the brokerage costs associated with investment in common stocks or to avoid potential market problems that may result from changes in positions held by the Fund.

When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

The following is a summary of open futures contracts at February 28, 2009:

	Number of			Notional	Unrealized
Open contracts	contracts	Position	Expiration	value	appreciation
U.S. Treasury 10-Year
Note	175	Short	June 2009	($21,005,469)	$233,296

Swap Contracts

The Fund may enter interest rate, credit default, cross-currency, and other forms of swap transactions to manage its exposure to credit, currency and interest rate risks, or to enhance potential gains. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. In connection with these agreements, the Fund will hold cash or identify securities equal to the net amount, if any, of the Fund’s obligations, with respect to the swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized appreciation/depreciation of swap contracts on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Upfront payments made/received by the Fund represent payments to compensate for differences between the stated terms of the swap agreement and prevailing market conditions, including credit spreads, currency exchange rates, interest rates and other relevant factors. The upfront payments are amortized or accreted for financial reporting purposes, with the unamortized/unaccreted portion included in values recorded on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund may be party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern over-the-counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Fund and those counterparties. The ISDA Master Agreements typically include standard representations and warranties as well as provisions outlining the general obligations of the Fund and counterparties relating to collateral, events of default, termination events and other standard provisions. Termination events may include a decline in a Fund’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle counterparties to elect to terminate early and calculate damages based on that termination with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact on the financial statements of the Fund. Due to declines in net assets of the Fund during the period ended February 28, 2009, one or more counterparties currently may be entitled to terminate the swap contracts early but none has elected to take such action. The Schedule to the ISDA Master Agreements may give counterparties the right to require that the Fund post additional collateral as opposed to giving the counterparties the right to terminate the ISDA Master Agreement.

Credit Default Swap Agreements

Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to remedies which are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Fund may enter into CDS, in which the Fund may act as the Buyer or Seller. By acting as the Seller, the Fund may increase leverage.

If the Fund is the Seller and a credit event occurs, the Fund will either pay to the Buyer the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index, or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the Buyer of protection and a credit event occurs, the Fund will either receive an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index, or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers, considering either industry standard recovery rates or entity specific factors and considerations, until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues, sovereign issues of an emerging country and asset-backed securities, involve the Buyer making a stream of payments to the Seller in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs on corporate issues, or sovereign issues of an emerging country and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the Buyer’s right to choose the deliverable obligation with the lowest value following a credit event). Deliverable obligations on CDS on asset-backed securities would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. The Fund may use CDS on these types of securities to provide a measure of protection against defaults of the issuers, or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

CDS agreements on credit indices involve the Buyer making a stream of payments to the seller in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market, based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms, including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every year, and for most indices, each name has an equal weight in the index. The Fund may use CDS on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices, which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end, are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk, and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement. Notional amounts of all CDS agreements outstanding as of February 28, 2009, for which the Fund is the Seller, are disclosed in the footnotes to the tables below. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

The Fund had the following credit default swap contracts (1) open at February 28, 2009:

	Implied	Notional
	credit	amount/	(Pay)/
	spread at	exposure	receive		Unrealized
Counterparty/	2-28-2009	purchased	fixed	Maturity	appreciation
Reference Obligation	(3)	(2)	rate	date	(depreciation)	Market value

Bank of America /
The Goodyear Tire and Rubber
Co.	15.98%	$5,000,000	1.510%	Jun 2012	($1,433,599)	($1,433,599)
Lehman Brothers Special
Financing, Inc. /
General Motors Corp.	193.36%	$3,000,000	5.350%	Mar 2009	(260,897)	(260,897)
					($1,694,496)	($1,694,496)

(1) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3) Implied credit spreads, which are represented in absolute terms, are utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Stripped securities

Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives the interest cash flows IO (interest only). Both the PO and IO investments represents an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Risks and uncertainties
Concentration risk

The Fund may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Interest-rate risk

Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Mortgage security risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Decrease in interest rats may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investments.

# For more information

**Trustees**
Patti McGill Peterson, *Chairperson*
James R. Boyle†
James F. Carlin
William H. Cunningham*
Deborah C. Jackson*
Charles L. Ladner
Stanley Martin*
Dr. John A. Moore
Steven R. Pruchansky
†Non-Independent Trustee
*Member of the Audit Committee

**Officers**
Keith F. Hartstein
*President and Chief Executive Officer*

Thomas M. Kinzler
*Secretary and Chief Legal Officer*

Francis V. Knox, Jr.
*Chief Compliance Officer*

Charles A. Rizzo
*Chief Financial Officer*

Gordon M. Shone
*Treasurer*

John G. Vrysen
*Chief Operating Officer*

**Investment adviser**
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

**Subadviser**
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

**Principal distributor**
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

**Custodian**
State Street Bank and Trust Company
Lafayette Corporate Center
Two Avenue de Lafayette
Boston, MA 02111

**Transfer agent**
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

**Legal counsel**
K&L Gates LLP
One Lincoln Street
Boston, MA 02111-2950

**How to contact us**

| | | |
|---|---|---|
| **Internet** | www.jhfunds.com | |
| **Mail** | **Regular mail:**<br>John Hancock Signature Services, Inc.<br>P.O. Box 9510<br>Portsmouth, NH 03802-9510 | **Express mail:**<br>John Hancock Signature Services, Inc.<br>Mutual Fund Image Operations<br>164 Corporate Drive<br>Portsmouth, NH 03801 |
| **Phone** | Customer service representatives | **1-800-225-5291** |
| | EASI-Line | **1-800-338-8080** |
| | TDD line | **1-800-554-6713** |

This report is for the information of the shareholders of John Hancock Bond Fund.

210Q3 2/09
4/09

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: April 27, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: April 27, 2009